Provisions - Schedule (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 37.4
Additional provision in the period	18.4
Release of provision	(0.1)
Utilization of provision	(1.4)
Foreign exchange	0.2
Other provisions at end of period	54.5
Current	52.9	€ 36.1
Non-current	1.6	1.3
Provisions	54.5	€ 37.4
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	4.8
Additional provision in the period	16.3
Release of provision	0.0
Utilization of provision	(0.1)
Foreign exchange	0.1
Other provisions at end of period	21.1
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	8.7
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	8.7
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	23.9
Additional provision in the period	2.1
Release of provision	(0.1)
Utilization of provision	(1.3)
Foreign exchange	0.1
Other provisions at end of period	€ 24.7